Document and Entity Information	Jan. 29, 2020
Cover [Abstract]
Entity Registrant Name	MARKETAXESS HOLDINGS INC
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001278021
Document Type	8-K
Document Period End Date	Jan. 29, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-34091
Entity Tax Identification Number	52-2230784
Entity Address, Address Line One	55 Hudson Yards
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	813-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.003 per share
Trading Symbol	MKTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false